Summary of Significant Accounting Policies: Concentration Risk, policy (Details) - USD ($)	Mar. 31, 2023	Mar. 30, 2023
Details
Concentration risk percentage, purchases	18.00%	44.00%
Total accounts receivable	$ 127,200	$ 119,931
Concentration risk percentage, accounts receivable	79.00%	90.00%